Expense Example - MyDestination 2055 Fund	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 51
3 Years	163
5 Years	284
10 Years	640
Investor
Expense Example:
1 Year	77
3 Years	244
5 Years	426
10 Years	$ 952